Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Loss for the period	SFr (40,622)	SFr (34,346)
Adjustments to reconcile net loss for the period to net cash flows:
Depreciation of property, plant and equipment	767	842
Depreciation of right-of-use assets	337	269
Finance (income), net	110	(132)
Share-based compensation expense	3,277	2,701
Change in net employee defined benefit liability	98	558
Interest expense	68	125
Changes in working capital:
(Increase)/decrease in prepaid expenses	2,574	(471)
(Increase)/decrease in accrued income	(156)	(267)
(Increase)/decrease in accounts receivable	14,800
(Increase)/decrease in other current receivables	(510)	89
(Decrease)/increase in accrued expenses	1,328	(633)
(Decrease)/increase in deferred contract revenue, short-term	86,468
(Decrease)/increase in deferred income	(93)	(157)
(Decrease)/increase in trade and other payables	(246)	433
(Decrease)/increase in deferred contract revenue, long-term	5,170
Cash from/(used in) operating activities	73,370	(30,989)
Interest received	749	197
Interest paid	(60)	(120)
Finance expenses paid	(8)	(5)
Net cash flows from/(used in) operating activities	74,051	(30,917)
Investing activities
Short-term financial assets, net	(99,006)	38,000
Purchases of property, plant and equipment	(317)	(355)
Rental deposits	(54)
Net cash flows (used in)/provided by investing activities	(99,377)	37,645
Financing activities
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	131	2,057
Proceeds from issuance of common shares - equity plan, net of transaction costs	6	(13)
Transaction costs and stamp duty associated with the public offerings of common shares previously recorded in Accrued expenses	(521)
Transaction costs associated with the sale of treasury shares in public offering previously recorded in Accrued expenses	(26)
Principal payments of lease obligations	(340)	(270)
Net cash flows provided by/(used in) financing activities	(750)	1,774
Net increase/(decrease) in cash and cash equivalents	(26,076)	8,502
Cash and cash equivalents at beginning of period	78,494	31,586
Exchange (loss)/gain on cash and cash equivalents	(854)	(81)
Cash and cash equivalents at end of the period	51,564	40,007
Supplemental non-cash activity
Transaction costs associated with the sale of treasury shares in public offering recorded in Accrued expenses	SFr 26	SFr 46